FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
Assets held in the trust account	$ 8,188,994	$ 8,188,994	$ 15,890,194	$ 118,601,873
Interest earned on trust account	105,000		1,711,366
Redemptions trust Account	$ 7,886,591	$ 7,886,591	$ 106,131,025